Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 45.6%
Penn Series Flexibly Managed Fund*	181,671	$16,076,099
Penn Series Index 500 Fund*	830,016	32,793,948
Penn Series Large Cap Growth Fund*	153,674	5,467,736
Penn Series Large Cap Value Fund*	313,684	13,177,841
Penn Series Large Core Value Fund*	450,364	13,281,236
Penn Series Large Growth Stock Fund*	40,189	2,871,481
Penn Series Mid Cap Growth Fund*	142,624	5,589,446
Penn Series Mid Core Value Fund*	385,385	13,307,349
Penn Series Real Estate Securities Fund*	152,641	5,406,538
Penn Series Small Cap Index Fund*	255,313	8,108,751
Penn Series SMID Cap Growth Fund*	58,841	2,781,393
Penn Series SMID Cap Value Fund*	71,105	2,627,316
TOTAL AFFILIATED EQUITY FUNDS (Cost $79,255,139)		121,489,134

AFFILIATED FIXED INCOME FUNDS — 36.6%
Penn Series High Yield Bond Fund*	638,252	10,435,427
Penn Series Limited Maturity Bond Fund*	2,936,679	38,382,387
Penn Series Quality Bond Fund*	3,016,223	48,802,488
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $91,032,197)		97,620,302

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.4%
Penn Series Developed International Index Fund*	825,870	13,511,229
Penn Series Emerging Markets Equity Fund*	1,074,556	13,668,357
Penn Series International Equity Fund*	490,741	19,045,668
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $36,609,215)		46,225,254

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,126,598)	1,126,598	1,126,598
TOTAL INVESTMENTS — 100.0% (Cost $208,023,149)		$266,461,288
Other Assets & Liabilities — 0.0%		61,046
TOTAL NET ASSETS — 100.0%		$266,522,334

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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